Note 21 - Segment Information (Tables)	12 Months Ended
Dec. 31, 2012
Schedule Of Operating Segment Net Sales And Operating Income (Loss) [Table Text Block]
	Years Ended December 31
	2012	2011	2010
Net sales
Integrated Circuit Group	$97,666	$124,283	$137,789
Network Security Group	825	202	1,946
	$98,491	$124,485	$139,735

Income (loss) from operations
Integrated Circuit Group	$(27,970)	$7,104	$22,442
Network Security Group	767	(88)	(9,591)
	$(27,203)	$7,016	$12,851

Schedule of Segment Reporting Information, by Segment [Table Text Block]
	Years Ended December 31
	2012	2011	2010

China	$78,709	$99,491	$105,170
Korea	7,965	11,521	14,623
Japan	6,502	7,190	11,131
Taiwan	2,271	1,532	3,854
Other	3,044	4,751	4,957
	$98,491	$124,485	$139,735

Schedule of Revenue by Major Customers by Reporting Segments [Table Text Block]
	Years Ended December 31
	2012	2011	2010

Customer A	9.6%	13.8%	18.9%

Unrealized Gain (Loss) on Investments [Table Text Block]
	December 31
	2012	2011	2010

Taiwan	$11,608	$12,158	$11,815
China	9,500	11,126	12,991
U.S.A.	4,718	4,713	4,599
Singapore	155	210	213
Other	161	123	121
	$26,142	$28,330	$29,739